Stockholders' Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Schedule of Warrant Activities

Warrant activities for the year ended December 31, 2016 and 2015 are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding December 31, 2014	2,694	$69.60
Granted	-	-
Balance Outstanding December 31, 2015	2,694	69.60
Granted	3,302,178	0.21
Balance Outstanding December 31, 2016	3,304,872	$0.27	4.82	$-
Exercisable, December 31, 2016	3,304,872	$0.27	4.87	$-